Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents
Schedule of cash and cash equivalents

	2020	2019
Cash	10,104,899	34,431
Guaranteed investment certificates	8,000,000	—
Cash and cash equivalents	18,104,899	34,431